LONG TERM LOANS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	[1]
Debt Instrument [Line Items]
Current maturities of long-term loans		$ 1,477
Short-term credit line		3,000
TAT Industries [Member]
Debt Instrument [Line Items]
Long-term debt, face amount		3,400
Current maturities of long-term loans		$ 596
Long term debt, interest rate		3.10%
Long-term debt, interest rate above LIBOR		1.50%
Long-term debt, frequency of payment		Equal monthly instalments from June 2021 through May 2025.
Short-term credit line	$ 3,000
Interest rate on short-term credit line	3.60%
Short-term credit line convenant terms	The loan has financial covenants such as a) tangible net worth to funded debt ratio of not less than 3 to 1, b) positive EBITDA, and c) minimum eligible accounts receivable of $3M.
TAT Industries [Member] | Payroll Protection Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount		$ 3,100
Current maturities of long-term loans		960
Long-term debt, loan amount		1,400
TAT Industries [Member] | Payroll Protection Program [Member] | Grant [Member]
Debt Instrument [Line Items]
Long-term debt, face amount		$ 1,700

[1]	Reclassified due to discontinued operation.